Fair Value Measurements - Nonrecurring Fair Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
Loans held-for-sale, measured at fair value	$ 4,818	$ 6,801
Loans and leases, measured at fair value	6,938	8,681
Other assets, measured at fair value	14,320	13,873
Nonrecurring
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
Gains (Losses) on loans held-for-sale	(8)	(19)	$ (71)
Gains (Losses) on loans and leases	(980)	(1,132)	(1,104)
Gains (Losses) on Foreclosed Properties	(57)	(66)	(63)
Gains (Losses) on other assets	(28)	(26)	(20)
Nonrecurring | Government Guaranteed Mortgage Loans upon Foreclosure Receivable
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
Foreclosed properties, measured at fair value	1,400	1,100
Nonrecurring | Level 2
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
Loans held-for-sale, measured at fair value	9	156
Loans and leases, measured at fair value	0	5
Foreclosed properties, measured at fair value	0	0
Other assets, measured at fair value	88	111
Loss on loans and leases written down to zero	174	370	$ 365
Nonrecurring | Level 3
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
Loans held-for-sale, measured at fair value	33	30
Loans and leases, measured at fair value	2,739	4,636
Foreclosed properties, measured at fair value	172	208
Other assets, measured at fair value	$ 0	$ 0